Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheets [Line Items]
General and administrative expenses	$ 7,527,952	$ 5,838,969
Loss before income tax	(2,778,929)	(2,918,682)
Income tax benefit	456,246	(751,071)
Loss for the year	(3,235,175)	(2,167,611)
Total comprehensive loss for the year	$ (4,494,139)	(2,194,236)
Previously Reported [Member]
Schedule of Consolidated Balance Sheets [Line Items]
General and administrative expenses		5,279,397
Loss before income tax		(2,359,110)
Income tax benefit		(123,151)
Loss for the year		(2,235,959)
Total comprehensive loss for the year		(2,262,584)
Adjustment [Member]
Schedule of Consolidated Balance Sheets [Line Items]
General and administrative expenses		559,572
Loss before income tax		(559,572)
Income tax benefit		(627,920)
Loss for the year		68,348
Total comprehensive loss for the year		$ 68,348